Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000171463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class R6) – including sales charge
Average Annual Return, Percent	67.42%	10.11%	12.10%
C000010982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	67.29%	10.00%		12.03%
C000031063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class R) – including sales charge
Average Annual Return, Percent	66.43%	9.45%		11.47%
C000010981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class C) – including sales charge
Average Annual Return, Percent	64.59%	8.90%		10.91%
C000010979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class A) – including sales charge
Average Annual Return, Percent	57.30%	8.43%		11.09%
Without Sales Load [Member] | C000171463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	67.42%	10.11%	12.10%
Without Sales Load [Member] | C000010982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	67.29%	10.00%		12.03%
Without Sales Load [Member] | C000031063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class R) – excluding sales charge
Average Annual Return, Percent	66.43%	9.45%		11.47%
Without Sales Load [Member] | C000010981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class C) – excluding sales charge
Average Annual Return, Percent	65.59%	8.90%		10.91%
Without Sales Load [Member] | C000010979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Emerging Markets Fund (Class A) – excluding sales charge
Average Annual Return, Percent	66.91%	9.72%		11.75%
MSCI Emerging Markets Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (gross)
Average Annual Return, Percent	30.29%	5.54%	8.28%	8.30%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	29.51%	5.06%	7.83%	7.85%